VANECK DYNAMIC HIGH INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
GOVERNMENT OBLIGATIONS: 9.7%
United States Treasury Note/Bond
1.12%, 08/15/40	16		$10,623
1.38%, 11/15/40	14		9,691
1.88%, 02/15/41	14		10,526
2.25%, 05/15/41	14		11,171
2.75%, 08/15/42	12		10,287
Total Government Obligations (Cost: $47,290)			52,298

	Number of Shares
EXCHANGE TRADED FUNDS: 90.2% (a)
VanEck BDC Income ETF ‡	3,408		52,211
VanEck Durable High Dividend ETF ‡	2,770		88,526
	Number of Shares	Value
VanEck Emerging Markets High Yield Bond ETF ‡	1,426	$27,123
VanEck Energy Income ETF ‡	669	42,993
VanEck Fallen Angel High Yield Bond ETF ‡	3,612	101,389
VanEck International High Yield Bond ETF ‡	2,694	55,146
VanEck J. P. Morgan EM Local Currency Bond ETF ‡	1,052	26,584
VanEck Mortgage REIT Income ETF ‡	3,076	41,741
VanEck Preferred Securities ex Financials ETF ‡	2,822	51,812
Total Exchange Traded Funds (Cost: $455,283)		487,525
Total Investments: 99.9% (Cost: $502,573)		539,823
Other assets less liabilities: 0.1%		626
NET ASSETS: 100.0%		$540,449

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended January 31, 2023 were as follows:

	Value 11/1/2022*	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 1/31/2023
VanEck BDC Income ETF	$–	$50,541	$–	$–	$1,441	$1,670	$52,211
VanEck Durable High Dividend ETF	–	84,782	–	–	702	3,744	88,526
VanEck Emerging Markets High Yield Bond ETF	–	23,373	–	–	265	3,750	27,123
VanEck Energy Income ETF	–	53,007	(10,802)	112	–	676	42,993
VanEck Fallen Angel High Yield Bond ETF	–	95,935	–	–	798	5,454	101,389
VanEck International High Yield Bond ETF	–	49,098	–	–	454	6,048	55,146
VanEck J. P. Morgan EM Local Currency Bond ETF	–	23,807	–	–	246	2,777	26,584
VanEck Mortgage REIT Income ETF	–	38,220	–	–	910	3,521	41,741
VanEck Preferred Securities ex Financials ETF	–	47,212	–	–	664	4,600	51,812
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VANECK DYNAMIC HIGH INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended January 31, 2023 were as follows: (continued)

Value 11/1/2022*	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 1/31/2023

$–	$465,975	$(10,802)	$112	$5,480	$32,240	$487,525

*	Commencement of operations.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	90.3%	$487,524
Government	9.7	52,299
	100.0%	$539,823

*	See Schedule of Investments for industry sector breakouts.
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